Segment information - Segment reported EBITDA to segment operating income and segment investments - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Total investments	€ 8,565	€ 7,778	€ 7,570
Other intangible assets	2,385	1,895	1,893
Tangible assets	6,181	5,883	5,677
Operating segments [member] | Enterprise, operating segment [member]
Disclosure of operating segments [line items]
Total investments	410	384	406
Operating segments [member] | Enterprise, operating segment [member] | FRANCE
Disclosure of operating segments [line items]
Total investments	254	275	285
Operating segments [member] | International Carriers and Shared Services, operating segment [member]
Disclosure of operating segments [line items]
Total investments	348	316	284
Operating segments [member] | International Carriers and Shared Services, operating segment [member] | FRANCE
Disclosure of operating segments [line items]
Total investments	€ 336	€ 312	€ 280